Distribution Date:	12/10/21	COMM 2016-CCRE28 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2016-CCRE28

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	8	Special Servicer	CWCapital Asset Management LLC
Current Mortgage Loan and Property Stratification	9-13		CWCAMnoticesCOMM2016-CCRE28		CWCAMnoticesCOMM2016-CCRE28@cwcapital.com
Mortgage Loan Detail (Part 1)	14-15		7501 Wisconsin Avenue, Suite 500 West | Bethesda, MD 20814
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	26
		Controlling Class	Cannae Portfolio Advisors, LLC
Interest Shortfall Detail - Collateral Level	27	Representative
Supplemental Notes	28		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12593YBA0	1.770000%	21,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593YBB8	2.886000%	82,786,000.00	40,301,662.57	0.00	96,925.50	0.00	0.00	96,925.50	40,301,662.57	32.50%	30.00%
A-SB	12593YBC6	3.525000%	47,975,000.00	38,605,126.86	834,313.49	113,402.56	0.00	0.00	947,716.05	37,770,813.37	32.50%	30.00%
A-3	12593YBD4	3.495000%	230,000,000.00	230,000,000.00	0.00	669,875.00	0.00	0.00	669,875.00	230,000,000.00	32.50%	30.00%
A-4	12593YBE2	3.762000%	281,279,000.00	281,279,000.00	0.00	881,809.67	0.00	0.00	881,809.67	281,279,000.00	32.50%	30.00%
A-HR	12593YBF9	3.651000%	55,000,000.00	50,363,590.95	89,397.34	153,231.23	0.00	0.00	242,628.57	50,274,193.61	32.50%	30.00%
A-M	12593YBK8	4.066000%	39,789,000.00	39,789,000.00	0.00	134,818.39	0.00	0.00	134,818.39	39,789,000.00	28.31%	26.13%
B	12593YBL6	4.637886%	73,160,000.00	73,160,000.00	0.00	282,756.44	0.00	0.00	282,756.44	73,160,000.00	20.59%	19.00%
C	12593YBM4	4.637886%	50,056,000.00	50,056,000.00	0.00	193,461.67	0.00	0.00	193,461.67	50,056,000.00	15.30%	14.13%
D	12593YBN2	3.887886%	33,371,000.00	33,371,000.00	0.00	108,118.86	0.00	0.00	108,118.86	33,371,000.00	11.78%	10.88%
E	12593YAL7	4.137886%	25,670,000.00	25,670,000.00	0.00	88,516.27	0.00	0.00	88,516.27	25,670,000.00	9.07%	8.38%
F	12593YAN3	3.250000%	26,954,000.00	26,954,000.00	0.00	73,000.42	0.00	0.00	73,000.42	26,954,000.00	6.23%	5.75%
G	12593YAQ6	3.250000%	11,551,000.00	11,551,000.00	0.00	31,283.96	0.00	0.00	31,283.96	11,551,000.00	5.01%	4.63%
H	12593YAS2	3.250000%	17,969,000.00	17,969,000.00	0.00	48,666.04	0.00	0.00	48,666.04	17,969,000.00	3.11%	2.88%
J*	12593YAU7	3.250000%	29,521,412.00	29,507,947.10	0.00	16,723.95	0.00	0.00	16,723.95	29,507,947.10	0.00%	0.00%
V	12593YAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593YAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,026,801,412.00	948,577,327.48	923,710.83	2,892,589.96	0.00	0.00	3,816,300.79	947,653,616.65

Notional Certificates
XP-A	12593YBG7	0.750715%	703,549,000.00	262,460,000.00	0.00	164,193.87	0.00	0.00	164,193.87	259,869,000.00
X-A	12593YBH5	0.711967%	703,549,000.00	629,974,789.43	0.00	373,767.60	0.00	0.00	373,767.60	629,140,475.94
X-HR	12593YBJ1	0.986886%	55,000,000.00	50,363,590.95	0.00	41,419.26	0.00	0.00	41,419.26	50,274,193.61
X-B	12593YAA1	0.000000%	123,216,000.00	123,216,000.00	0.00	0.00	0.00	0.00	0.00	123,216,000.00
X-C	12593YAC7	0.641304%	59,041,000.00	59,041,000.00	0.00	31,552.71	0.00	0.00	31,552.71	59,041,000.00
Notional SubTotal			1,730,350,412.00	1,211,037,327.48	0.00	710,377.71	0.00	0.00	710,377.71	1,207,522,616.65

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-D	12593YAE3	1.387886%	26,954,000.00	26,954,000.00	0.00	31,174.23	0.00	0.00	31,174.23	26,954,000.00
X-E	12593YAG8	1.387886%	29,520,000.00	29,520,000.00	0.00	34,141.99	0.00	0.00	34,141.99	29,520,000.00
X-F	12593YAJ2	1.387886%	29,521,412.00	29,507,947.10	0.00	34,128.05	0.00	0.00	34,128.05	29,507,947.10
										Certificate Distribution Detail continued to next page
Deal Distribution Total					923,710.83	3,602,967.67	0.00	0.00	4,526,678.50

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593YBB8	486.81736731	0.00000000	1.17079579	0.00000000	0.00000000	0.00000000	0.00000000	1.17079579	486.81736731
A-SB	12593YBC6	804.69258697	17.39058864	2.36378447	0.00000000	0.00000000	0.00000000	0.00000000	19.75437311	787.30199833
A-3	12593YBD4	1,000.00000000	0.00000000	2.91250000	0.00000000	0.00000000	0.00000000	0.00000000	2.91250000	1,000.00000000
A-4	12593YBE2	1,000.00000000	0.00000000	3.13500002	0.00000000	0.00000000	0.00000000	0.00000000	3.13500002	1,000.00000000
A-HR	12593YBF9	915.70165364	1.62540618	2.78602236	0.00000000	0.00000000	0.00000000	0.00000000	4.41142855	914.07624745
A-M	12593YBK8	1,000.00000000	0.00000000	3.38833321	0.00000000	0.00000000	0.00000000	0.00000000	3.38833321	1,000.00000000
B	12593YBL6	1,000.00000000	0.00000000	3.86490487	0.00000000	0.00000000	0.00000000	0.00000000	3.86490487	1,000.00000000
C	12593YBM4	1,000.00000000	0.00000000	3.86490471	0.00000000	0.00000000	0.00000000	0.00000000	3.86490471	1,000.00000000
D	12593YBN2	1,000.00000000	0.00000000	3.23990471	0.00000000	0.00000000	0.00000000	0.00000000	3.23990471	1,000.00000000
E	12593YAL7	1,000.00000000	0.00000000	3.44823802	0.00000000	0.00000000	0.00000000	0.00000000	3.44823802	1,000.00000000
F	12593YAN3	1,000.00000000	0.00000000	2.70833346	0.00000000	0.00000000	0.00000000	0.00000000	2.70833346	1,000.00000000
G	12593YAQ6	1,000.00000000	0.00000000	2.70833348	0.00000000	0.00000000	0.00000000	0.00000000	2.70833348	1,000.00000000
H	12593YAS2	1,000.00000000	0.00000000	2.70833324	0.00000000	0.00000000	0.00000000	0.00000000	2.70833324	1,000.00000000
J	12593YAU7	999.54389377	0.00000000	0.56650237	2.14059578	40.89546631	0.00000000	0.00000000	0.56650237	999.54389377
V	12593YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
XP-A	12593YBG7	373.05148611	0.00000000	0.23337944	0.00000000	0.00000000	0.00000000	0.00000000	0.23337944	369.36872911
X-A	12593YBH5	895.42418429	0.00000000	0.53126022	0.00000000	0.00000000	0.00000000	0.00000000	0.53126022	894.23832020
X-HR	12593YBJ1	915.70165364	0.00000000	0.75307745	0.00000000	0.00000000	0.00000000	0.00000000	0.75307745	914.07624745
X-B	12593YAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-C	12593YAC7	1,000.00000000	0.00000000	0.53442032	0.00000000	0.00000000	0.00000000	0.00000000	0.53442032	1,000.00000000
X-D	12593YAE3	1,000.00000000	0.00000000	1.15657157	0.00000000	0.00000000	0.00000000	0.00000000	1.15657157	1,000.00000000
X-E	12593YAG8	1,000.00000000	0.00000000	1.15657148	0.00000000	0.00000000	0.00000000	0.00000000	1.15657148	1,000.00000000
X-F	12593YAJ2	999.54389377	0.00000000	1.15604396	0.00000000	0.00000000	0.00000000	0.00000000	1.15604396	999.54389377

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	96,925.50	0.00	96,925.50	0.00	0.00	0.00	96,925.50	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	113,402.56	0.00	113,402.56	0.00	0.00	0.00	113,402.56	0.00
A-3	11/01/21 - 11/30/21	30	0.00	669,875.00	0.00	669,875.00	0.00	0.00	0.00	669,875.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	881,809.67	0.00	881,809.67	0.00	0.00	0.00	881,809.67	0.00
A-HR	11/01/21 - 11/30/21	30	0.00	153,231.23	0.00	153,231.23	0.00	0.00	0.00	153,231.23	0.00
XP-A	11/01/21 - 11/30/21	30	0.00	164,193.87	0.00	164,193.87	0.00	0.00	0.00	164,193.87	0.00
X-A	11/01/21 - 11/30/21	30	0.00	373,767.60	0.00	373,767.60	0.00	0.00	0.00	373,767.60	0.00
X-HR	11/01/21 - 11/30/21	30	0.00	41,419.26	0.00	41,419.26	0.00	0.00	0.00	41,419.26	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	11/01/21 - 11/30/21	30	0.00	31,552.71	0.00	31,552.71	0.00	0.00	0.00	31,552.71	0.00
X-D	11/01/21 - 11/30/21	30	0.00	31,174.23	0.00	31,174.23	0.00	0.00	0.00	31,174.23	0.00
X-E	11/01/21 - 11/30/21	30	0.00	34,141.99	0.00	34,141.99	0.00	0.00	0.00	34,141.99	0.00
X-F	11/01/21 - 11/30/21	30	0.00	34,128.05	0.00	34,128.05	0.00	0.00	0.00	34,128.05	0.00
A-M	11/01/21 - 11/30/21	30	0.00	134,818.39	0.00	134,818.39	0.00	0.00	0.00	134,818.39	0.00
B	11/01/21 - 11/30/21	30	0.00	282,756.44	0.00	282,756.44	0.00	0.00	0.00	282,756.44	0.00
C	11/01/21 - 11/30/21	30	0.00	193,461.67	0.00	193,461.67	0.00	0.00	0.00	193,461.67	0.00
D	11/01/21 - 11/30/21	30	0.00	108,118.86	0.00	108,118.86	0.00	0.00	0.00	108,118.86	0.00
E	11/01/21 - 11/30/21	30	0.00	88,516.27	0.00	88,516.27	0.00	0.00	0.00	88,516.27	0.00
F	11/01/21 - 11/30/21	30	0.00	73,000.42	0.00	73,000.42	0.00	0.00	0.00	73,000.42	0.00
G	11/01/21 - 11/30/21	30	0.00	31,283.96	0.00	31,283.96	0.00	0.00	0.00	31,283.96	0.00
H	11/01/21 - 11/30/21	30	0.00	48,666.04	0.00	48,666.04	0.00	0.00	0.00	48,666.04	0.00
J	11/01/21 - 11/30/21	30	1,144,098.50	79,917.36	0.00	79,917.36	63,193.41	0.00	0.00	16,723.95	1,207,291.91
Totals			1,144,098.50	3,666,161.08	0.00	3,666,161.08	63,193.41	0.00	0.00	3,602,967.67	1,207,291.91

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,526,678.50
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,683,142.43	Master Servicing Fee	9,845.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,453.84
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.24
ARD Interest	0.00	Operating Advisor Fee	2,077.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,683,142.43	Total Fees	16,981.34

Principal		Expenses/Reimbursements
Scheduled Principal	923,710.83	Reimbursement for Interest on Advances	150.17
Unscheduled Principal Collections		ASER Amount	54,134.26
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,310.40
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,598.58
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	923,710.83	Total Expenses/Reimbursements	63,193.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,602,967.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	923,710.83
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,526,678.50
Total Funds Collected	4,606,853.26	Total Funds Distributed	4,606,853.25

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	948,577,327.48	948,577,327.48	Beginning Certificate Balance	948,577,327.48
(-) Scheduled Principal Collections	923,710.83	923,710.83	(-) Principal Distributions	923,710.83
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	947,653,616.65	947,653,616.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	949,584,162.36	949,584,162.36	Ending Certificate Balance	947,653,616.65
Ending Actual Collateral Balance	948,705,527.18	948,705,527.18

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP
	7,499,999 or less	14	60,123,970.20	6.34%	46	4.6211	1.593061	1.39 or less	15	314,658,362.03	33.20%	43	4.7301	0.950439
7,500,000 to 14,999,999		10	107,098,812.78	11.30%	47	4.8506	1.687910	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		6	120,325,870.86	12.70%	35	4.6662	1.614898	1.45 to 1.54	2	10,315,199.09	1.09%	46	4.6619	1.524671
25,000,000 to 49,999,999		5	174,946,183.29	18.46%	48	4.5674	2.087811	1.55 to 1.99	16	315,184,806.48	33.26%	47	4.5699	1.753660
	50,000,000 or greater	7	398,574,842.19	42.06%	46	4.6428	1.546240	2.00 to 2.49	6	176,561,311.72	18.63%	44	4.7161	2.172025
	Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621	2.50 or greater	3	44,350,000.00	4.68%	47	4.4843	4.541184
								Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP	Virgin Islands	1	13,135,901.59	1.39%	48	5.0000	1.863500
Alabama	2	15,461,468.08	1.63%	48	4.9615	1.320090	Virginia	2	10,780,304.31	1.14%	48	4.7277	2.077738
Arizona	1	5,050,242.68	0.53%	45	4.6500	1.257500	Washington	1	7,235,155.32	0.76%	10	4.9600	0.797200
California	21	372,204,303.41	39.28%	47	4.5594	1.863247	Totals	88	947,653,616.65	100.00%	45	4.6594	1.655621
Colorado	1	2,898,805.20	0.31%	46	4.4500	1.340900
									Property Type³
Connecticut	2	2,612,217.59	0.28%	10	4.9600	0.797200
Florida	7	29,504,308.95	3.11%	40	4.8104	1.356450		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	6	34,874,498.97	3.68%	44	4.6085	1.953332		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	4	13,585,112.63	1.43%	38	4.8238	1.827603	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP
Indiana	2	7,828,949.84	0.83%	39	4.6395	1.382098	Industrial	3	70,892,594.38	7.48%	47	4.3937	1.922024
Kentucky	1	1,967,756.02	0.21%	10	4.9600	0.797200	Lodging	27	147,166,529.02	15.53%	33	4.8777	0.778187
Massachusetts	1	8,689,239.02	0.92%	48	4.9040	2.284000	Mixed Use	1	60,000,000.00	6.33%	48	4.5320	2.036700
Michigan	3	7,631,981.94	0.81%	41	4.6387	1.318784	Mobile Home Park	1	5,369,643.90	0.57%	47	4.5500	1.869900
Minnesota	2	6,640,281.93	0.70%	48	4.9324	2.248689	Multi-Family	14	77,914,790.06	8.22%	48	4.8417	1.324454
Missouri	4	94,511,573.43	9.97%	41	4.6021	1.034456	Office	10	285,737,720.61	30.15%	47	4.5445	2.115730
New Jersey	1	8,890,378.81	0.94%	48	4.9040	2.284000	Retail	26	213,988,401.33	22.58%	48	4.7055	1.574333
New Mexico	2	6,600,796.05	0.70%	39	4.7816	0.737478	Totals	88	947,653,616.65	100.00%	45	4.6594	1.655621
New York	3	109,047,079.29	11.51%	47	4.5977	1.716710
North Carolina	1	1,976,348.84	0.21%	10	4.9600	0.797200
Ohio	2	9,534,026.15	1.01%	48	4.9040	2.284000
Oklahoma	1	4,100,000.00	0.43%	47	4.7300	2.719100
Pennsylvania	1	4,041,549.86	0.43%	46	4.8200	1.520900
South Carolina	1	9,265,863.28	0.98%	45	4.8500	1.725400
Tennessee	1	850,689.29	0.09%	10	4.9600	0.797200
Texas	8	72,150,846.83	7.61%	45	4.8741	1.262739

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP
	4.4999% or less	11	251,209,813.93	26.51%	47	4.3664	1.756254	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	15	265,053,883.48	27.97%	45	4.5896	1.851048	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	16	344,805,981.91	36.39%	43	4.9158	1.509833	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	42	861,069,679.32	90.86%	45	4.6551	1.686757
								Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP
	56 months or less	42	861,069,679.32	90.86%	45	4.6551	1.686757	Interest Only	12	415,937,689.65	43.89%	44	4.7124	2.025548
57 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	30	445,131,989.67	46.97%	46	4.6016	1.370186
	118 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	6	86,583,937.33	9.14%	45	4.7019	NAP				None
Underwriter's Information		1	15,948,275.86	1.68%	10	4.9600	2.350000
	12 months or less	38	820,965,424.14	86.63%	46	4.6426	1.684698
	13 months to 24 months	3	24,155,979.32	2.55%	46	4.8778	1.318826
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	947,653,616.65	100.00%	45	4.6594	1.655621
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100502	MF	Santa Monica	CA	Actual/360	4.897%	254,848.04	0.00	0.00	N/A	12/06/25	--	62,450,000.00	62,450,000.00	12/06/21
2	407000588	RT	Various	Various	Actual/360	4.904%	245,200.00	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	12/06/21
3	406100347	MU	Santa Monica	CA	Actual/360	4.532%	226,600.00	0.00	0.00	N/A	12/06/25	--	60,000,000.00	60,000,000.00	12/06/21
4	304961112	OF	New York	NY	Actual/360	4.832%	231,533.33	0.00	0.00	N/A	11/01/25	--	57,500,000.00	57,500,000.00	12/01/21
5	407000343	LO	St. Louis	MO	Actual/360	4.545%	190,752.10	89,397.34	0.00	N/A	11/06/24	--	50,363,590.95	50,274,193.61	12/06/21
6	656100490	RT	Los Angeles	CA	Actual/360	4.430%	201,752.86	74,641.16	0.00	N/A	12/06/25	--	54,650,888.62	54,576,247.46	12/06/21
7	305371007	OF	Los Gatos	CA	Actual/360	4.285%	192,299.58	78,456.92	0.00	N/A	10/06/25	--	53,852,858.04	53,774,401.12	12/06/21
8	656100501	OF	San Francisco	CA	Actual/360	4.700%	188,000.00	0.00	0.00	N/A	01/06/26	--	48,000,000.00	48,000,000.00	12/06/21
9	406110339	IN	Brooklyn	NY	Actual/360	4.280%	153,366.67	0.00	0.00	11/06/25	05/06/30	--	43,000,000.00	43,000,000.00	12/06/21
10	28200779	LO	Various	Various	Actual/360	4.960%	98,986.21	25,862.07	0.00	N/A	10/06/22	--	23,948,275.86	23,922,413.79	12/06/21
10A	656100483				Actual/360	4.960%	65,990.80	17,241.38	0.00	N/A	10/06/22	--	15,965,517.24	15,948,275.86	12/06/21
12	305371012	RT	Washington	MO	Actual/360	4.852%	113,074.20	44,082.14	0.00	N/A	12/06/25	--	27,965,588.68	27,921,506.54	12/06/21
13	305310001	OF	Los Angeles	CA	Actual/360	4.593%	109,083.75	0.00	0.00	N/A	11/06/25	--	28,500,000.00	28,500,000.00	12/06/21
14	305371014	OF	Cupertino	CA	Actual/360	4.470%	102,673.58	38,699.63	0.00	N/A	11/06/25	--	27,563,376.38	27,524,676.75	11/06/21
15	656100486	OF	Frisco	TX	Actual/360	4.450%	89,363.21	38,077.64	0.00	N/A	12/01/25	--	24,097,944.31	24,059,866.67	12/01/21
16	305371016	MF	Mesquite	TX	Actual/360	4.710%	91,060.05	35,115.04	0.00	N/A	09/06/25	--	23,200,012.70	23,164,897.66	12/06/21
17	406100332	IN	Van Nuys	CA	Actual/360	4.477%	85,048.88	36,227.83	0.00	N/A	10/06/25	--	22,796,214.71	22,759,986.88	12/06/21
18	305371018	IN	Duluth	GA	Actual/360	4.520%	81,784.74	36,296.05	0.00	N/A	11/06/25	--	21,712,761.97	21,676,465.92	12/06/21
19	305371019	OF	La Jolla	CA	Actual/360	4.420%	69,859.95	30,277.68	0.00	N/A	11/06/25	--	18,966,501.49	18,936,223.81	12/06/21
20	656100505	RT	Lubbock	TX	Actual/360	4.750%	62,555.65	20,907.92	0.00	N/A	01/06/26	--	15,803,532.73	15,782,624.81	12/06/21
21	305371021	LO	Charlotte Amalie	VI	Actual/360	5.000%	54,874.52	33,983.17	0.00	N/A	12/06/25	--	13,169,884.76	13,135,901.59	12/06/21
22	305371022	LO	Lake City	FL	Actual/360	4.750%	53,441.04	24,806.06	0.00	N/A	11/06/25	--	13,500,894.70	13,476,088.64	12/06/21
23	406100343	RT	Colonial Heights	VA	Actual/360	4.893%	53,078.92	20,500.39	0.00	N/A	11/06/25	--	13,017,515.12	12,997,014.73	12/06/21
24	407000587	LO	Fort Worth	TX	Actual/360	5.830%	55,810.48	17,772.63	0.00	N/A	12/06/25	--	11,487,577.29	11,469,804.66	05/06/19
25	305371025	MF	San Antonio	TX	Actual/360	4.420%	41,758.39	18,098.31	0.00	N/A	07/06/25	--	11,337,119.43	11,319,021.12	12/06/21
26	407000552	OF	Kansas City	MO	Actual/360	4.135%	40,488.54	0.00	0.00	N/A	10/06/25	--	11,750,000.00	11,750,000.00	12/06/21
27	305371027	OF	Riverside	CA	Actual/360	4.450%	38,377.54	19,877.53	0.00	N/A	11/06/25	--	10,348,999.97	10,329,122.44	12/06/21
29	407000573	RT	Various	FL	Actual/360	4.805%	40,853.06	18,596.10	0.00	N/A	11/06/25	--	10,203,698.10	10,185,102.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	656100487	LO	Huntsville	AL	Actual/360	4.990%	43,031.91	15,951.26	0.00	N/A	12/06/25	--	10,348,354.64	10,332,403.38	12/06/21
31	406100345	MH	Mishawaka	IN	Actual/360	5.150%	40,932.71	16,400.04	0.00	N/A	12/06/25	--	9,537,717.73	9,521,317.69	12/06/21
32	28000773	LO	Corpus Christi	TX	Actual/360	5.050%	36,317.41	22,433.28	0.00	N/A	10/06/25	--	8,629,880.78	8,607,447.50	05/06/20
33	305371033	RT	Rock Hill	SC	Actual/360	4.850%	37,505.89	13,944.06	0.00	N/A	09/06/25	--	9,279,807.34	9,265,863.28	12/06/21
34	656100477	MF	Syracuse	NY	Actual/360	4.620%	32,957.41	13,288.22	0.00	N/A	10/06/25	--	8,560,367.51	8,547,079.29	12/06/21
35	28000756	IN	Odessa	TX	Actual/360	4.740%	24,620.46	16,899.18	0.00	N/A	09/06/25	--	6,233,027.64	6,216,128.46	12/06/21
36	305371036	IN	Billerica	MA	Actual/360	4.903%	27,923.82	12,602.86	0.00	N/A	05/06/25	--	6,834,302.11	6,821,699.25	12/06/21
37	305371037	RT	Carmel	IN	Actual/360	4.560%	23,877.30	9,850.66	0.00	N/A	10/06/25	--	6,283,499.89	6,273,649.23	12/06/21
38	305371038	RT	Marietta	GA	Actual/360	4.500%	20,154.00	10,247.12	0.00	N/A	11/06/25	--	5,374,398.74	5,364,151.62	12/06/21
39	407000562	OF	Albuquerque	NM	Actual/360	4.740%	21,223.33	8,999.01	0.00	N/A	10/06/25	--	5,372,428.83	5,363,429.82	09/06/20
40	656100485	RT	Selma	CA	Actual/360	4.540%	21,233.25	7,783.44	0.00	N/A	11/06/25	--	5,612,311.52	5,604,528.08	12/06/21
41	305371041	MH	Manassas	VA	Actual/360	4.550%	20,391.77	8,404.05	0.00	N/A	11/06/25	--	5,378,047.95	5,369,643.90	12/06/21
42	305371042	RT	Washington	MI	Actual/360	4.610%	18,160.04	12,755.16	0.00	N/A	12/06/25	--	4,727,126.03	4,714,370.87	12/06/21
43	656100473	RT	Phoenix	AZ	Actual/360	4.650%	19,602.13	8,371.17	0.00	N/A	09/06/25	--	5,058,613.85	5,050,242.68	12/06/21
44	305371044	RT	Philadelphia	PA	Actual/360	4.820%	16,263.29	7,401.08	0.00	N/A	10/06/25	--	4,048,950.94	4,041,549.86	12/06/21
45	305371045	MF	Midwest City	OK	Actual/360	4.730%	16,160.83	0.00	0.00	N/A	11/06/25	--	4,100,000.00	4,100,000.00	12/06/21
46	656100481	RT	Colorado Springs	CO	Actual/360	4.450%	10,779.73	8,088.57	0.00	N/A	10/06/25	--	2,906,893.77	2,898,805.20	12/06/21
47	305371047	MF	Wood Dale	IL	Actual/360	4.450%	10,466.70	4,770.79	0.00	N/A	11/06/25	--	2,822,481.56	2,817,710.77	12/06/21
48	305371048	RT	Grand Blanc	MI	Actual/360	4.440%	5,732.65	6,603.89	0.00	N/A	11/06/25	--	1,549,363.60	1,542,759.71	12/06/21
49	28000795	RT	Montrose	MN	Actual/360	5.150%	3,291.71	0.00	0.00	11/06/25	11/06/30	--	767,000.00	767,000.00	12/06/21
Totals							3,683,142.43	923,710.83	0.00				948,577,327.48	947,653,616.65
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,333,318.44	2,445,840.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,291,163.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,275,011.49	6,395,169.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	44,491,722.92	28,240,587.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	(4,494,424.96)	2,000,777.04	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,266,230.00	0.00	--	--	--	0.00	0.00	1,376,611.90	1,376,611.90	0.00	0.00
7	6,719,393.00	3,364,266.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,516,259.61	2,784,740.34	10/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,778,754.64	5,018,756.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,769,713.73	5,856,694.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,615,208.83	1,768,249.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	16,744,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,438,106.97	1,234,788.36	01/01/21	06/30/21	--	0.00	0.00	140,569.28	140,569.28	0.00	0.00
15	2,566,265.16	1,381,134.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,965,084.00	2,579,169.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,155,173.00	1,505,000.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,202,725.43	908,695.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,319,394.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,474,730.96	1,931,025.84	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	(251,613.56)	0.00	--	--	12/06/21	7,875,539.90	812,497.73	35,189.37	1,469,850.60	78,132.95	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	2,009,968.40	1,038,973.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,420,910.41	1,174,314.04	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	604,621.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	35,679.53	719,235.71	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1,649,775.00	0.00	--	--	12/06/21	2,004,822.10	59,322.35	50,243.70	1,056,140.86	0.00	0.00
33	1,080,165.64	865,023.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	782,355.25	708,419.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	977,556.95	733,727.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	605,709.71	476,593.98	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	482,883.00	433,350.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	487,301.00	82,275.00	01/01/20	03/31/20	12/06/21	1,931,917.00	78,281.82	22,521.04	376,566.06	0.00	0.00
40	464,768.24	325,663.06	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	635,679.03	325,837.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	643,182.20	325,531.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	471,361.55	364,747.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	436,893.00	217,013.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	387,080.05	430,156.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	303,610.00	151,805.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	420,718.45	178,467.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	194,779.27	77,602.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	80,378.08	40,189.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	147,747,833.82	76,688,443.11				11,812,279.00	950,101.90	1,625,135.30	4,419,738.70	78,132.95	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	0	0.00	0	0.00	3	25,440,681.98	0	0.00	3	25,440,681.98	0	0.00	0	0.00	0	0.00	4.659380%	4.631188%	45
11/15/21	0	0.00	0	0.00	3	25,489,886.90	0	0.00	3	25,489,886.90	0	0.00	0	0.00	0	0.00	4.659368%	4.631168%	46
10/13/21	0	0.00	0	0.00	3	25,535,108.35	0	0.00	3	25,535,108.35	0	0.00	0	0.00	0	0.00	4.659358%	4.631150%	47
09/13/21	0	0.00	0	0.00	3	25,583,900.31	1	5,389,617.78	2	20,194,282.53	0	0.00	0	0.00	0	0.00	4.659347%	4.631130%	48
08/12/21	0	0.00	0	0.00	3	25,628,696.99	1	5,397,805.75	2	20,230,891.24	0	0.00	0	0.00	0	0.00	4.659324%	4.631099%	49
07/12/21	0	0.00	0	0.00	3	25,673,291.45	1	5,405,960.43	2	20,267,331.02	0	0.00	0	0.00	0	0.00	4.659301%	4.631067%	50
06/11/21	0	0.00	0	0.00	3	25,721,479.33	0	0.00	2	20,306,687.24	0	0.00	0	0.00	0	0.00	4.659276%	4.620538%	51
05/12/21	0	0.00	0	0.00	3	25,765,654.63	0	0.00	2	20,342,776.91	0	0.00	0	0.00	0	0.00	4.659269%	4.606110%	52
04/12/21	0	0.00	0	0.00	4	80,813,438.64	0	0.00	2	20,381,795.83	0	0.00	0	0.00	1	10,456,876.61	4.659262%	4.612416%	53
03/12/21	0	0.00	0	0.00	3	25,857,198.51	1	8,799,993.21	1	11,617,545.37	1	55,000,000.00	0	0.00	0	0.00	4.660892%	4.611692%	53
02/12/21	0	0.00	0	0.00	4	80,778,805.87	1	8,824,084.86	0	0.00	0	0.00	0	0.00	0	0.00	4.660918%	4.611745%	54
01/12/21	0	0.00	0	0.00	4	80,888,957.09	1	8,844,374.80	0	0.00	0	0.00	0	0.00	0	0.00	4.660896%	4.601367%	55
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	305371014	11/06/21	0	B	140,569.28	140,569.28	0.00	27,563,376.38
24	407000587	05/06/19	30	6	35,189.37	1,469,850.60	511,186.56	11,956,029.07	02/13/18	7			03/02/21
32	28000773	05/06/20	18	6	50,243.70	1,056,140.86	170,117.87	9,007,247.93	05/21/20	7			03/02/21
39	407000562	09/06/20	14	6	22,521.04	376,566.06	82,550.60	5,490,615.87	05/13/20	7			06/22/21
Totals					248,523.40	3,043,126.80	763,855.03	54,017,269.25
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		39,870,690	39,870,690	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		50,274,194	50,274,194	0		0
37 - 48 Months		749,959,109	724,518,427	0		25,440,682
49 - 60 Months		63,782,625	63,782,625	0		0
> 60 Months		43,767,000	43,767,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	947,653,617	922,212,935	0	0	0	25,440,682
Nov-21	948,577,327	923,087,441	0	0	0	25,489,887
Oct-21	949,429,492	923,894,383	0	0	0	25,535,108
Sep-21	950,346,705	924,762,805	0	0	0	25,583,900
Aug-21	951,149,079	925,520,382	0	0	0	25,628,697
Jul-21	951,948,265	926,274,974	0	0	0	25,673,291
Jun-21	952,812,856	927,091,377	0	0	5,414,792	20,306,687
May-21	953,539,102	927,773,447	0	0	5,422,878	20,342,777
Apr-21	954,324,483	873,511,044	0	0	60,431,643	20,381,796
Mar-21	965,532,009	929,187,501	0	0	15,926,970	20,417,539
Feb-21	966,323,747	875,036,538	0	0	82,463,124	8,824,085
Jan-21	967,121,134	875,706,962	0	0	82,569,797	8,844,375
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
24	407000587	11,469,804.66	11,956,029.07	7,200,000.00	07/01/21	(251,613.56)	(0.28490)	12/31/20	12/06/25	287
32	28000773	8,607,447.50	9,007,247.93	8,800,000.00	05/01/21	1,466,237.00	2.07970	12/31/19	10/06/25	225
39	407000562	5,363,429.82	5,490,615.87	4,400,000.00	10/11/21	65,620.00	0.72370	03/31/20	10/06/25	289
Totals		25,440,681.98	26,453,892.87	20,400,000.00		1,280,243.44

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
24	407000587	LO	TX	02/13/18	7

Loan transferred to Special Servicing 2/2018 due to imminent monetary default. The borrower submitted a letter to the master servicer indicating an inability to continue covering cash flow shortfalls and a PIP requirement due 6/2018. The collateral for th e loan is a 126-room full service Holiday Inn in Fort Worth, TX, built in 2008. The property was inspected in 5/2021 and found to be in good condition albeit with the entire top floor, 32 rooms, are out of order (water penetration issues which the Receive r addressed by replacing the roof). Receiver was appointed 1/10/2019. TTM September 2021 STR results were 45.7% occupancy, $93.52 ADR, and $42.76 RevPAR (compared to $34.15 TTM 2020 and $52.50 TTM

2019). TTM RevPAR Index of 104.7 compares to 87.4 in TTM 2 020 and 84.5 in TTM 2019. The trailing 3 month RevPAR index is up year over year, from 71.8 in 2020 to 88.5 in 2021. Foreclosure sale date passed without the borrower paying the loan in full; therefore, the Trust's SPE obtained title to the hotel on 3/2/2 021. Property is being managed by GF Hospitality. The special servicer plans to bring the asset to market in Q4 2021.

32	28000773	LO	TX	05/21/20	7

COVID - The loan transferred to special servicing effective 5/21/2020 for imminent monetary default. The 237-room lodging property was built in 1984 (renovated in 2012) and is located in Corpus Christi, TX. A lender inspection was completed and found th e collateral to be in need of deferred maintenance. TTM September 2021 achieved 27.6% occupancy, $97.64 ADR and $26.93 RevPAR (compared to $25.20 TTM 2020 and $44.23 TTM 2019). TTM RevPAR Index of 46.4 compares

	to 59.5 TTM 2020 and 70.4 in TTM		2019. Foreclosure sale passed without the borrower paying the loan in full; therefore, the Trust's SPE obtained title to the hotel on 3/2/2021. Property being managed by DePalma Hotels. The special servicer plans to bring the asset to market in Q4 2021.

39	407000562	OF	NM	05/13/20	7

COVID - The loan transferred to special servicing effective 5/13/2020 for imminent monetary default. The 67,531 square foot office property was built in 1981 (renovated in 1993) and is located in Albuquerque, NM. The property occupancy is +/-

50% as of Se ptember 2021. This is a recent decline in occupancy due to a 15% NRA tenant that vacated the property at lease expiration in Sept 2021. Inspection in May 2021 reported the property to be in good condition. Receiver was appointed through a consent order in August 2020. Foreclosure sale occurred in June 2021, was confirmed in August 2021 and the redemption period expired in September 2021. Albuquerque, NM office market is not very robust and lacks leasing velocity. Strategy is to stabilize/improve occupancy while targeting a Q1 2021 disposition.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	407000343	51,782,941.10	4.54500%	51,782,941.10	4.54500%	10	04/22/20	04/06/20	07/06/20
6	656100490	55,000,000.00	4.43000%	55,000,000.00	4.43000%	9	02/12/21	01/03/21	--
10	28200779	24,000,000.00	4.96000%	24,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
10A	656100483	16,000,000.00	4.96000%	16,000,000.00	4.96000%	9	08/03/20	05/06/20	10/07/20
30	656100487	10,611,846.33	4.99000%	10,611,846.33	4.99000%	10	04/20/20	05/06/20	06/08/20
Totals		157,394,787.43		157,394,787.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	656100479 04/12/21	10,487,310.20	16,200,000.00	11,656,819.64	1,182,974.84	11,656,819.64	10,473,844.80	13,465.40	0.00	0.00	13,465.40	0.11%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		10,487,310.20	16,200,000.00	11,656,819.64	1,182,974.84	11,656,819.64	10,473,844.80	13,465.40	0.00	0.00	13,465.40

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	656100479	04/12/21	0.00	0.00	13,465.40	0.00	0.00	13,465.40	0.00	0.00	13,465.40
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	13,465.40	0.00	0.00	13,465.40	0.00	0.00	13,465.40

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	2,763.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	150.17	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	834.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,393.25	0.00	0.00	38,097.93	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	1,797.89	0.00	0.00	8,428.60	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,119.26	0.00	0.00	7,607.73	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	5,310.40	0.00	3,598.58	54,134.26	0.00	0.00	150.17	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		63,193.41

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Supplemental Notes
None

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